Average Annual Total Returns (Select Class, (WFA Money Market Funds - Select Prospectus), (Wells Fargo Advantage Heritage Money Market Fund))	0 Months Ended
Jun. 01, 2012
Select Class | (WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Average Annual Return:
Inception Date of Share Class	Jun. 29, 2007
1 Year	0.13%
5 Years	1.79%
10 Years	2.11%